Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

18. Related Party Transactions

Our former President and Chief Executive Officer, who is currently a member of our board of directors, is also a co-founder and member of the board of directors of Global Blood Therapeutics, Inc. (“Global Blood”), and the interim Chief Executive Officer and a member of the board of directors of MyoKardia, Inc. (“MyoKardia”). In November 2012, we entered into Master Services Agreements with Global Blood and MyoKardia under which we provide certain consulting, preclinical, laboratory and clinical research related services to each of these companies. For the year ended December 31, 2012, we recorded a reduction in research and development expense of $57,000 owed to us by Global Blood and Myokardia under the Master Services Agreements.

As of December 31, 2012, receivables from these related parties in the amount of $57,000 are included in prepaid expenses and other current assets on the balance sheet.